UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-08245
                                                     ---------

                           Phoenix Equity Series Fund
     ---------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
     ---------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Matthew A. Swendiman, Esq.
                  Counsel & Chief Legal Officer for Registrant
                         Phoenix Life Insurance Company
                                One American Row
                               Hartford, CT 06102

                              John R. Flores, Esq.
                  Vice President, Litigation/Employment Counsel
                         Phoenix Life Insurance Company
                                One American Row
                               Hartford, CT 06102
     ---------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

                   Date of reporting period: November 30, 2004
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

Phoenix Growth & Income Fund
(Formerly Phoenix-Oakhurst Growth & Income Fund)

                  SCHEDULE OF INVESTMENTS AT NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                        SHARES           VALUE
                                                      ---------     ---------------
DOMESTIC COMMON STOCKS--97.0%

AEROSPACE & DEFENSE--2.5%
Boeing Co. (The)                                         43,300     $  2,319,581
Goodrich Corp.                                           33,900        1,076,325
Honeywell International, Inc.                            29,500        1,042,235
Lockheed Martin Corp.                                    13,800          839,592
United Technologies Corp.                                38,500        3,756,830
                                                                    ---------------
                                                                       9,034,563
                                                                    ---------------

AGRICULTURAL PRODUCTS--0.8%
Archer-Daniels-Midland Co.                              109,600        2,323,520
Corn Products International, Inc.                         9,900          538,758
                                                                    ---------------
                                                                       2,862,278
                                                                    ---------------

AIR FREIGHT & COURIERS--0.2%
CNF, Inc.                                                16,300          762,025

APPAREL RETAIL--0.6%
Gap, Inc. (The)                                          81,100        1,772,035
Limited Brands, Inc.                                     22,000          537,680
                                                                    ---------------
                                                                       2,309,715
                                                                    ---------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
V. F. Corp.                                               8,300          448,117

APPLICATION SOFTWARE--0.4%
Autodesk, Inc.                                           11,600          758,756
Intuit, Inc.(b)                                           5,300          221,752
Parametric Technology Corp.(b)                           86,600          506,610
                                                                    ---------------
                                                                       1,487,118
                                                                    ---------------

ASSET MANAGEMENT & CUSTODY BANKS--1.0%
Northern Trust Corp.                                     74,100        3,485,664

AUTOMOBILE MANUFACTURERS--0.5%
Ford Motor Co.                                          130,000        1,843,400

BIOTECHNOLOGY--0.4%
Affymetrix, Inc.(b)                                       6,400          217,280
Applera Corp. - Applied Biosystems Group                 10,800          221,400
Cephalon, Inc.(b)                                        17,400          827,022
Invitrogen Corp.(b)                                       3,500          211,750
                                                                    ---------------
                                                                       1,477,452
                                                                    ---------------

BUILDING PRODUCTS--0.5%
Masco Corp.                                              46,900        1,654,163

                                                        SHARES           VALUE
                                                      ---------     ---------------
DOMESTIC COMMON STOCKS (continued)

CASINOS & GAMING--0.1%
Caesars Entertainment, Inc.(b)                           18,900     $    355,320

COMMUNICATIONS EQUIPMENT--4.3%
Avaya, Inc.(b)                                           71,900        1,180,598
Cisco Systems, Inc.(b)                                  299,600        5,605,516
Corning, Inc.(b)                                         98,800        1,242,904
Harris Corp.                                              7,700          509,663
Motorola, Inc.                                          196,400        3,782,664
Polycom, Inc.(b)                                          8,900          203,276
QUALCOMM, Inc.                                           34,200        1,423,404
Scientific-Atlanta, Inc.                                 10,500          311,010
Tellabs, Inc.(b)                                        115,900          990,945
                                                                    ---------------
                                                                      15,249,980
                                                                    ---------------

COMPUTER & ELECTRONICS RETAIL--0.2%
Gamestop Corp. Class B                                                         7
RadioShack Corp.                                         27,000          852,390
                                                                    ---------------
                                                                         852,397
                                                                    ---------------

COMPUTER HARDWARE--3.8%
Apple Computer, Inc.(b)                                   6,600          442,530
Hewlett-Packard Co.                                     106,000        2,120,000
International Business Machines Corp                    115,100       10,847,024
NCR Corp.(b)                                              5,700          340,461
                                                                    ---------------
                                                                      13,750,015
                                                                    ---------------

CONSTRUCTION MATERIALS--0.5%
Vulcan Materials Co.                                     35,000        1,814,750

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.7%
Deere & Co.                                              18,000        1,291,140
PACCAR, Inc.                                             14,300        1,116,830
                                                                    ---------------
                                                                       2,407,970
                                                                    ---------------

CONSUMER FINANCE--1.0%
Capital One Financial Corp.                               3,100          243,598
MBNA Corp.                                              130,500        3,466,080
                                                                    ---------------
                                                                       3,709,678
                                                                    ---------------

DATA PROCESSING & OUTSOURCED SERVICES--1.3%
Automatic Data Processing, Inc.                          31,800        1,447,854
CheckFree Corp.(b)                                        5,600          207,480
Computer Sciences Corp.                                   9,300          503,130
Fiserv, Inc.(b)                                          39,000        1,501,890

Phoenix Growth & Income Fund
(Formerly Phoenix-Oakhurst Growth & Income Fund)

                                                        SHARES           VALUE
                                                      ---------     ---------------
DOMESTIC COMMON STOCKS (continued)

DATA PROCESSING & OUTSOURCED SERVICES (CONTINUED)
Sabre Holdings Corp. Class A                             35,600     $    821,648
                                                                    ---------------
                                                                       4,482,002
                                                                    ---------------

DEPARTMENT STORES--1.9%
Federated Department Stores, Inc.                        38,800        2,126,240
May Department Stores Co. (The)                          77,500        2,179,300
Nordstrom, Inc.                                          31,300        1,369,375
Penney (J.C.) Co., Inc.                                  29,200        1,127,120
                                                                    ---------------
                                                                       6,802,035
                                                                    ---------------

DIVERSIFIED BANKS--6.0%
Bank of America Corp.                                   262,000       12,122,740
Comerica, Inc.                                           12,000          738,000
U.S. Bancorp                                             13,100          388,153
Wachovia Corp.                                          132,900        6,877,575
Wells Fargo & Co.                                        22,000        1,358,940
                                                                    ---------------
                                                                      21,485,408
                                                                    ---------------

DIVERSIFIED CHEMICALS--1.1%
Dow Chemical Co. (The)                                   37,700        1,902,719
Eastman Chemical Co.                                     29,600        1,609,648
PPG Industries, Inc.                                      4,300          290,121
                                                                    ---------------
                                                                       3,802,488
                                                                    ---------------

DIVERSIFIED COMMERCIAL SERVICES--0.2%
Dun & Bradstreet Corp.(b)                                11,000          652,960

DIVERSIFIED METALS & MINING--0.1%
Phelps Dodge Corp.                                        4,800          466,224

ELECTRIC UTILITIES--0.5%
Exelon Corp.                                             43,100        1,797,701

ELECTRICAL COMPONENTS & EQUIPMENT--1.1%
Emerson Electric Co.                                     41,100        2,746,302
Hubbell, Inc. Class B                                     8,900          432,540
Rockwell Automation, Inc.                                14,200          671,660
                                                                    ---------------
                                                                       3,850,502
                                                                    ---------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.8%
Agilent Technologies, Inc.(b)                            41,400          947,646
Tektronix, Inc.                                          56,500        1,772,405
                                                                    ---------------
                                                                       2,720,051
                                                                    ---------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
Monsanto Co.                                             42,900        1,974,258

FOOTWEAR--0.5%
NIKE, Inc. Class B                                       21,700        1,837,122

                                                        SHARES           VALUE
                                                      ---------     ---------------
DOMESTIC COMMON STOCKS (continued)

FOREST PRODUCTS--1.0%
Weyerhaeuser Co.                                         54,300     $  3,583,800

HEALTH CARE DISTRIBUTORS--0.1%
AmerisourceBergen Corp.                                   4,100          241,654

HEALTH CARE EQUIPMENT--1.2%
Becton, Dickinson & Co.                                  27,500        1,506,450
PerkinElmer, Inc.                                        41,100          876,663
Respironics, Inc.(b)                                     11,300          625,794
Thermo Electron Corp.                                    42,300        1,279,575
                                                                    ---------------
                                                                       4,288,482
                                                                    ---------------

HEALTH CARE SERVICES--0.4%
IMS Health, Inc.                                         56,900        1,284,233

HEALTH CARE SUPPLIES--0.4%
Bausch & Lomb, Inc.                                      25,000        1,472,000

HOME IMPROVEMENT RETAIL--1.6%
Home Depot, Inc. (The)                                   87,200        3,640,600
Sherwin-Williams Co. (The)                               49,800        2,221,080
                                                                    ---------------
                                                                       5,861,680
                                                                    ---------------

HOUSEHOLD APPLIANCES--0.7%
Black & Decker Corp. (The)                               27,900        2,346,111

HOUSEHOLD PRODUCTS--2.0%
Kimberly-Clark Corp.                                     54,400        3,460,384
Procter & Gamble Co. (The)                               68,600        3,668,728
                                                                    ---------------
                                                                       7,129,112
                                                                    ---------------

HOUSEWARES & SPECIALTIES--0.6%
Fortune Brands, Inc.                                     28,400        2,228,832

INDUSTRIAL CONGLOMERATES--1.4%
3M Co.                                                   50,400        4,011,336
Textron, Inc.                                            11,400          827,868
                                                                    ---------------
                                                                       4,839,204
                                                                    ---------------

INDUSTRIAL MACHINERY--2.4%
Eaton Corp.                                              39,400        2,655,560
Ingersoll-Rand Co. Class A                               60,300        4,487,526
Parker Hannifin Corp.                                    17,200        1,286,560
                                                                    ---------------
                                                                       8,429,646
                                                                    ---------------

INSURANCE BROKERS--0.2%
Willis Group Holdings Ltd.                               20,500          775,925

INTEGRATED OIL & GAS--6.9%
ChevronTexaco Corp.                                     115,000        6,279,000

Phoenix Growth & Income Fund
(Formerly Phoenix-Oakhurst Growth & Income Fund)

                                                        SHARES           VALUE
                                                      ---------     ---------------
DOMESTIC COMMON STOCKS (continued)

INTEGRATED OIL & GAS (CONTINUED)
Exxon Mobil Corp.                                       266,300     $ 13,647,875
Occidental Petroleum Corp.                               77,600        4,672,296
                                                                    ---------------
                                                                      24,599,171
                                                                    ---------------

INTEGRATED TELECOMMUNICATION SERVICES--4.1%
ALLTEL Corp.                                             21,100        1,196,159
AT&T Corp.                                               76,000        1,390,800
BellSouth Corp.                                         135,300        3,628,746
SBC Communications, Inc.                                 84,000        2,114,280
Verizon Communications, Inc.                            151,700        6,254,591
                                                                    ---------------
                                                                      14,584,576
                                                                    ---------------

INTERNET SOFTWARE & SERVICES--0.4%
EarthLink, Inc.(b)                                      118,200        1,281,288

INVESTMENT BANKING & BROKERAGE--1.4%
E*TRADE Financial Corp.(b)                               24,500          339,570
Goldman Sachs Group, Inc. (The)                          44,400        4,651,344
                                                                    ---------------
                                                                       4,990,914
                                                                    ---------------

LIFE & HEALTH INSURANCE--2.0%
AFLAC, Inc.                                              13,500          507,870
Lincoln National Corp.                                   45,200        2,080,104
MetLife, Inc.                                            98,000        3,822,000
Protective Life Corp.                                     4,300          179,955
Prudential Financial, Inc.                                6,300          308,385
StanCorp Financial Group, Inc.                            2,500          197,625
                                                                    ---------------
                                                                       7,095,939
                                                                    ---------------

MANAGED HEALTH CARE--3.0%
Aetna, Inc.                                              13,500        1,599,885
Anthem, Inc.                                              2,700          273,591
CIGNA Corp.                                              12,400          868,248
UnitedHealth Group, Inc.                                 63,900        5,294,115
WellPoint Health Networks, Inc.(b)                       20,600        2,577,060
                                                                    ---------------
                                                                      10,612,899
                                                                    ---------------

METAL & GLASS CONTAINERS--0.1%
Silgan Holdings, Inc.                                     4,100          222,630

MOVIES & ENTERTAINMENT--4.3%
Time Warner, Inc.                                       423,000        7,491,330
Viacom, Inc. Class B                                     73,400        2,546,980
Walt Disney Co. (The)                                   199,000        5,349,120
                                                                    ---------------
                                                                      15,387,430
                                                                    ---------------

MULTI-LINE INSURANCE--1.2%
American International Group, Inc.                       61,200        3,877,020

                                                        SHARES           VALUE
                                                      ---------     ---------------
DOMESTIC COMMON STOCKS (continued)

MULTI-LINE INSURANCE (CONTINUED)
Hartford Financial Services Group, Inc. (The)             4,000     $    256,000
Unitrin, Inc.                                             4,100          195,324
                                                                    ---------------
                                                                       4,328,344
                                                                    ---------------

MULTI-UTILITIES & UNREGULATED POWER--2.4%
Constellation Energy Group, Inc.                        104,300        4,557,910
Sempra Energy                                           105,600        3,905,088
                                                                    ---------------
                                                                       8,462,998
                                                                    ---------------

OFFICE ELECTRONICS--0.4%
Xerox Corp.(b)                                           85,800        1,314,456

OTHER DIVERSIFIED FINANCIAL SERVICES--3.4%
Citigroup, Inc.                                         122,800        5,495,300
J.P. Morgan Chase & Co.                                 178,100        6,705,465
                                                                    ---------------
                                                                      12,200,765
                                                                    ---------------

PACKAGED FOODS & MEATS--1.9%
Kellogg Co.                                             130,100        5,685,370
Tyson Foods, Inc. Class A                                61,100        1,001,429
                                                                    ---------------
                                                                       6,686,799
                                                                    ---------------

PAPER PACKAGING--0.0%
Temple-Inland, Inc.                                       2,900          172,811

PAPER PRODUCTS--0.0%
Georgia-Pacific Corp.                                     2,600           95,186

PHARMACEUTICALS--8.0%
Bristol-Myers Squibb Co.                                197,700        4,645,950
Johnson & Johnson                                       157,700        9,512,464
Merck & Co., Inc.                                        94,500        2,647,890
Pfizer, Inc.                                            352,000        9,775,040
Wyeth                                                    52,300        2,085,201
                                                                    ---------------
                                                                      28,666,545
                                                                    ---------------

PHOTOGRAPHIC PRODUCTS--0.9%
Eastman Kodak Co.                                        93,500        3,058,385

PROPERTY & CASUALTY INSURANCE--2.0%
Allstate Corp. (The)                                     93,400        4,716,700
Cincinnati Financial Corp.                                6,300          282,240
Mercury General Corp.                                     9,100          515,970
Progressive Corp. (The)                                  17,100        1,555,929
                                                                    ---------------
                                                                       7,070,839
                                                                    ---------------

PUBLISHING & PRINTING--0.6%
McGraw-Hill Cos., Inc. (The)                             21,000        1,842,330

Phoenix Growth & Income Fund
(Formerly Phoenix-Oakhurst Growth & Income Fund)

                                                        SHARES           VALUE
                                                      ---------     ---------------
DOMESTIC COMMON STOCKS (continued)

PUBLISHING & PRINTING (CONTINUED)
Meredith Corp.                                            5,000     $    263,600
                                                                    ---------------
                                                                       2,105,930
                                                                    ---------------

RAILROADS--0.2%
Norfolk Southern Corp.                                   20,400          700,332

REGIONAL BANKS--1.1%
Bank of Hawaii Corp.                                      4,500          218,475
BB&T Corp.                                                4,300          182,535
Hibernia Corp. Class A                                   43,100        1,246,452
Huntington Bancshares, Inc.                               7,400          179,524
KeyCorp                                                  36,300        1,208,427
Marshall & Ilsley Corp.                                   4,300          179,267
National City Corp.                                      10,500          389,340
SunTrust Banks, Inc.                                      6,000          427,800
                                                                    ---------------
                                                                       4,031,820
                                                                    ---------------

REITS--0.5%
iStar Financial, Inc.                                    25,000        1,097,500
Maguire Properties, Inc.                                 26,400          694,584
                                                                    ---------------
                                                                       1,792,084
                                                                    ---------------

RESTAURANTS--1.5%
McDonald's Corp.                                        105,700        3,249,218
Wendy's International, Inc.                              18,900          674,163
Yum! Brands, Inc.                                        33,800        1,534,520
                                                                    ---------------
                                                                       5,457,901
                                                                    ---------------

SEMICONDUCTOR EQUIPMENT--0.3%
Applied Materials, Inc.(b)                               70,800        1,178,112

SEMICONDUCTORS--2.2%
Intel Corp.                                             297,900        6,658,065
Maxim Integrated Products, Inc.                          22,100          905,216
Texas Instruments, Inc.                                  10,000          241,800
                                                                    ---------------
                                                                       7,805,081
                                                                    ---------------

SOFT DRINKS--0.2%
Pepsi Bottling Group, Inc. (The)                         15,500          434,310
PepsiAmericas, Inc.                                      22,500          474,975
                                                                    ---------------
                                                                         909,285
                                                                    ---------------

SPECIALTY CHEMICALS--0.1%
Rohm and Haas Co.                                        11,800          520,262

SPECIALTY STORES--0.2%
Claire's Stores, Inc.                                    25,100          510,785

                                                        SHARES           VALUE
                                                      ---------     ---------------
DOMESTIC COMMON STOCKS (continued)

SPECIALTY STORES (CONTINUED)
Staples, Inc.                                             7,600     $    242,516
                                                                    ---------------
                                                                         753,301
                                                                    ---------------

STEEL--0.1%
United States Steel Corp.                                 4,700          246,092

SYSTEMS SOFTWARE--2.6%
Adobe Systems, Inc.                                      16,500          999,240
Microsoft Corp.                                         190,400        5,104,624
Oracle Corp.(b)                                         256,300        3,244,758
                                                                    ---------------
                                                                       9,348,622
                                                                    ---------------

TECHNOLOGY DISTRIBUTORS--0.2%
Avnet, Inc.(b)                                           15,300          281,520
Tech Data Corp.(b)                                       13,200          599,148
                                                                    ---------------
                                                                         880,668
                                                                    ---------------

THRIFTS & MORTGAGE FINANCE--0.1%
Countrywide Financial Corp.                               7,800          259,038

TOBACCO--0.8%
Reynolds American, Inc.                                  26,600        2,011,758
UST, Inc.                                                20,600          907,018
                                                                    ---------------
                                                                       2,918,776
                                                                    ---------------

WIRELESS TELECOMMUNICATION SERVICES--0.3%
Nextel Communications, Inc. Class A(b)                   33,000          939,180
-----------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $281,748,420)                                       346,534,494
-----------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--2.1%

AUTO PARTS & EQUIPMENT--0.3%
Autoliv, Inc. (Sweden)                                   22,300        1,042,302

HEALTH CARE SUPPLIES--0.4%
Alcon, Inc. (United States)                              20,500        1,527,660

INDUSTRIAL CONGLOMERATES--1.0%
Tyco International Ltd. (United States)                 104,600        3,553,263

IT CONSULTING & OTHER SERVICES--0.1%
Accenture Ltd. Class A (Bermuda)(b)                      17,300          448,762

REINSURANCE--0.2%
RenaissanceRe Holdings Ltd. (United States)              12,100          609,235

SYSTEMS SOFTWARE--0.1%
Check Point Software Technologies Ltd. (Israel)(b)       16,000          379,840

Phoenix Growth & Income Fund
(Formerly Phoenix-Oakhurst Growth & Income Fund)

                                                                         VALUE
                                                      ---------     ---------------
-----------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $6,410,966)                                           7,561,062
-----------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.1%
(IDENTIFIED COST $288,159,386)                                       354,095,556
-----------------------------------------------------------------------------------

                                       STANDARD &
                                         POOR'S       PAR VALUE
                                         RATING         (000)            VALUE
                                        --------      ---------     ---------------
SHORT-TERM INVESTMENTS--0.4%

COMMERCIAL PAPER--0.4%
Clipper Receivables Co. LLC
  2.08%, 12/1/04                          A-1         $   1,210     $  1,210,000
-----------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,210,000)                                           1,210,000
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $289,369,386)                                       355,305,556(a)

Other assets and liabilities, net--0.5%                                1,504,099
                                                                    ---------------
NET ASSETS--100.0%                                                  $356,809,656
                                                                    ===============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $ 75,585,647 and gross depreciation of $ 9,649,477 for federal income tax purposes. At November 30, 2004, the aggregate cost of securities for federal income tax purposes was $ 289,369,386.

(b)   Non-income producing.

(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 1C "Foreign security country determination" in the Notes to Schedules of Investments.

PHOENIX EQUITY SERIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its schedule of investments. The preparation of the Schedule of Investments requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.

      As required, some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the Schedule of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.


ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Phoenix Equity Series Fund
             -------------------------------------------------------------

By (Signature and Title)*  /s/ George Aylward
                         -------------------------------------------------
                           George Aylward, Executive Vice President
                           (principal executive officer)

Date            January 31, 2005
    ----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George Aylward
                         -------------------------------------------------
                           George Aylward, Executive Vice President
                           (principal executive officer)

Date            January 31, 2005
    ----------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------
                           Nancy G. Curtiss, Treasurer
                           (principal financial officer)

Date            January 31, 2005
    ----------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.